Loans Payable – Related Parties - Schedule of Maturity of Loans Payable – Related Parties (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Schedule of Maturity of Loans Payable – Related Parties [Abstract]
June 30, 2024	$ 619,440
June 30, 2026	947,548	$ 619,440
Loans payable – related parties mature	$ 1,566,988	$ 1,566,988